Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	2024	2023

Office and computer equipment	$17,394	$17,394
Furniture and fixtures	96,818	76,099
Lab equipment	147,177	—
Leasehold improvements	502,155	482,170
Less: Accumulated depreciation	(43,369)	(3,790)
Total	$720,175	$571,873

	2023	2022

Office and computer equipment	$17,394	$—
Furniture and fixtures	76,099	—
Leasehold improvements	482,170	—
Less: Accumulated depreciation	(3,790)	—
Total	$571,873	$—